Document and Entity Information	6 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Entity Registrant Name	ALION SCIENCE & TECHNOLOGY CORP
Entity Central Index Key	0001166568
Entity Filer Category	Non-accelerated Filer